Debt	6 Months Ended
Jun. 30, 2021
Debt
Debt

Note 9 – Debt

Changes in obligations related to the Company’s credit facilities were as follows:

	Corporate	FNBC	Corporate
	revolver	revolver	term loan	Total
Size of facility	$1,000.0	$100.0	$160.0	$1,260.0
Balance at January 1, 2020	$—	$—	$80.0	$80.0
Repayment	—	—	(80.0)	(80.0)
Balance at December 31, 2020	$—	$—	$—	$—

Drawdowns	$150.0	$—	$—	$150.0
Repayment	(150.0)	—	—	(150.0)
Balance at June 30, 2021	$—	$—	$—	$—

(a)	Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). As at June 30, 2021, the Corporate Revolver had a maturity date of March 22, 2024. Subsequent to June 30, 2021, the maturity date was extended to July 9, 2025.

During the six months ended June 30, 2021, the Company drew down $150.0 million to finance the acquisition of the Vale Royalty Debentures, as referenced in note 4(a). The amounts borrowed were fully repaid as at June 30, 2021. The Company also has two standby letters of credit in the amount of $18.9 million (C$23.1 million) against the Corporate Revolver in relation to the audit by the Canada Revenue Agency (“CRA”) of its 2013–2015 taxation years, as referenced in note 21.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·	Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or
·	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.00% and 2.05% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·	Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or
·	Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

(b)	FNBC Revolver

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), has an unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver provides for the availability over a one year period of up to $100.0 million in borrowings.

On March 16, 2021, the FNBC Revolver was amended to provide an extension of the maturity date to March 20, 2022. Advances, under the amended terms of the FNBC Revolver, can be drawn in U.S. dollars as follows:

●	Base rate advances with interest payable monthly at the CIBC base rate, plus 0.25% per annum; or
●	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR plus 1.25% per annum.

All loans are readily convertible into loans of other types on customary terms and upon provision of appropriate notice.

The FNBC Revolver is subject to a standby fee of 0.25% per annum, even if no amounts are outstanding.